UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasuer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Semiannual Report
11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)
								SEC 30-day
				Six				yield (%) as
Class	1-year	5-year	10-year	months	1-year	5-year	10-year	of 11-30-09

A	10.14	2.16	3.98	1.46	10.14	11.25	47.77	4.37

B	9.33	1.88	3.78	0.82	9.33	9.78	44.86	3.72

C	13.33	2.23	3.58	4.83	13.33	11.63	42.11	3.79

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.87%, Class B — 1.72% and Class C — 1.72%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	California Tax-Free Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$14,486	$14,486	$17,273

C2	11-30-99	14,211	14,211	17,273

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | California Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,062.70	$4.50

Class B	1,000.00	1,058.20	8.87

Class C	1,000.00	1,058.30	8.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	California Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,020.70	$4.41

Class B	1,000.00	1,016.40	8.69

Class C	1,000.00	1,016.50	8.59

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.87%, 1.72% and 1.70% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | California Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings[1]

Santa Ana Financing Authority, 07-01-24, 6.250%	3.8%

San Bernardino County, 08-01-17, 5.500%	3.2%

Puerto Rico Aqueduct & Sewer Authority, 07-01-11, 10.021%	3.2%

Golden State Tobacco Securitization Corp., 06-01-35, 5.000%	3.2%

New Haven Unified School District, 08-01-22, Zero	2.5%

Commonwealth of Puerto Rico, 07-01-15, 6.500%	2.4%

Santa Clara County Financing Authority, 05-15-17, 5.500%	2.2%

State of California, 04-01-29, 4.750%	2.1%

State of California, 04-01-33, 6.500%	1.9%

Inglewood Unified School District, 10-15-26, 5.250%	1.9%

Sector Composition[2,3]

General Obligation Bonds	12%	Health Care	7%

Revenue Bonds		Utilities	7%

Education	14%	Tobacco	4%

Facilities	12%	Other Revenue	23%

Transportation	10%	Short-Term Investments & Other	3%

Special Tax	8%

Quality Composition[2]

AAA	12%	BBB	24%

AA	22%	BB	12%

A	28%	Other	2%

1 As a percentage of net assets on November 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on November 30, 2009.

3 Investments focused in one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

10	California Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

Municipal Bonds 97.43%				$271,532,369

(Cost $273,271,844)

California 86.78%				241,838,017

ABAG Finance Authority for Nonprofit Corps.,
Institute on Aging	5.650%	08-15-38	$1,000,000	970,890
San Diego Hospital Association, Series A	6.125	08-15-20	2,000,000	2,044,020
Sharp Healthcare	6.250	08-01-39	1,000,000	1,066,390

Anaheim Certificates of Participation,
Convention Center (D) (P)	11.440	07-16-23	2,000,000	2,014,920

Anaheim Public Financing Authority,
Public Improvements Project, Series C (D)	Zero	09-01-18	3,000,000	1,947,630

Antioch Public Financing Authority,
Series B	5.850	09-02-15	1,375,000	1,386,701

Belmont Community Facilities,
Library Project, Series A (D)	5.750	08-01-24	1,000,000	1,125,060

California County Securitization Agency,
Fresno County Tobacco Funding Corp.	6.000	06-01-35	1,765,000	1,404,181
Kern County Tobacco Funding Corp., Series A	6.125	06-01-43	5,000,000	3,974,850
Los Angeles County Tobacco Funding Corp.	Zero	06-01-21	5,000,000	4,187,550
Stanislaus County Tobacco Funding Corp.,
Series A	5.500	06-01-33	975,000	813,394

California Educational Facilities Authority,
Woodbury University	5.000	01-01-30	2,000,000	1,614,280
College & University Finance	5.000	02-01-26	4,525,000	3,593,483
University of San Diego, Series A	5.500	10-01-32	1,435,000	1,449,120
Woodbury University	5.000	01-01-25	1,800,000	1,525,842

California Health Facilities
Financing Authority,
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,009,680
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,340,375
Providence Health System, Series C	6.500	10-01-33	1,000,000	1,115,830

California Infrastructure & Economic
Development Bank,
California Independent System Operator,
Series A	6.250	02-01-39	2,000,000	2,108,660
J. David Gladstone Institute Project	5.250	10-01-34	1,000,000	938,000
Kaiser Hospital, Series A	5.550	08-01-31	3,000,000	3,006,630
Performing Arts Center	5.000	12-01-27	500,000	497,650

California Pollution Control
Financing Authority,
Pacific Gas & Electric Co., Series A, AMT (D)	5.350	12-01-16	1,000,000	1,036,390
Waste Management Inc. Project, Series C,
AMT (P)	5.125	11-01-23	2,000,000	1,886,760

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	11

		Maturity
	Rate	date	Par value	Value
California (continued)

California State Public Works Board,
California State University, Series D	6.250%	04-01-34	$2,000,000	$2,046,620
State Prisons, Series A (D)	5.000	12-01-19	5,000,000	5,005,700
State Prisons, Series C	5.500	06-01-18	5,000,000	5,138,900

California State University Revenue, Series A	5.250	11-01-34	1,000,000	994,450

California Statewide Communities
Development Authority,
Irvin LLC	5.750	05-15-32	1,230,000	1,186,421
Senior Living—Southern California	7.250	11-15-41	1,700,000	1,784,711
Thomas Jefferson School, Series A	7.250	10-01-38	2,000,000	2,012,000

California Statewide Financing Authority,
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	1,977,325
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	3,163,720

Capistrano Unified School District,
No: 90-2 Talega	6.000	09-01-33	750,000	691,260
No: 90-2 Talega	5.875	09-01-23	500,000	500,365

Center Unified School District,
Capital Appreciation, Series C (D)	Zero	09-01-16	2,145,000	1,644,143

Chula Vista Redevelopment Agency,
Bayfront, Series B	5.250	10-01-27	1,250,000	1,037,863

Cloverdale Community Development Agency,
Cloverdale Redevelopment Project	5.500	09-01-38	3,000,000	2,273,340

Contra Costa County Public
Financing Authority,
Unrefunded, Series A (D)	5.000	06-01-28	1,230,000	1,216,827

Corona Community Facilities District No. 97-2	5.875	09-01-23	1,150,000	1,053,872

East Side Union High School District-Santa
Clara County,
REF-2012 (D)	5.250	09-01-24	2,500,000	2,821,675

Folsom Public Financing Authority,
Series B	5.125	09-01-26	1,000,000	813,220

Foothill Eastern Transportation
Corridor Agency,
Capital Appreciation	Zero	01-15-25	6,615,000	2,312,802
Capital Appreciation	Zero	01-15-36	30,000,000	4,720,800

Fresno Sewer Revenue,
Series A–1 (D)	5.250	09-01-19	1,000,000	1,099,060

Fullerton Community Facilities District No: 1,
Amerige Heights	6.200	09-01-32	1,000,000	950,850

Golden State Tobacco Securitization Corp.,
Series 2003 A–1	6.250	06-01-33	2,490,000	2,776,948
Series A (D)	5.000	06-01-35	10,000,000	8,773,100

Inglewood Unified School District (D)	5.250	10-15-26	5,000,000	5,360,800

Irvine Mobile Home Park Revenue,
Meadows Mobile Home Park, Series A	5.700	03-01-28	3,975,000	3,602,105

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,041,850

Laguna-Salada Union School District,
General Obligation, Series C (D)	Zero	08-01-26	1,000,000	364,320

Lancaster School District,
Capital Appreciation Project (D)	Zero	04-01-19	1,730,000	1,131,472
Capital Appreciation Project (D)	Zero	04-01-22	1,380,000	697,369

See notes to financial statements

12	California Tax-Free Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
California (continued)

Lee Lake Water District Community Facilities
District No: 2, Montecito Ranch	6.125%	09-01-27	$1,200,000	$1,131,204

Long Beach Harbor Revenue,
Series A, AMT (D)	6.000	05-15-18	2,660,000	2,942,785

Long Beach Special Tax Community,
General Obligation, District No: 6	6.250	10-01-26	2,500,000	2,363,100

Los Angeles Community College District,
2008 Election, Series A	6.000	08-01-33	4,000,000	4,419,680

Los Angeles Community Facilities District No: 3,
Cascades Business Park	6.400	09-01-22	655,000	637,151

Los Angeles Department of Water & Power,
Series A–1	5.250	07-01-38	2,000,000	2,098,500

M-S-R Energy Authority,
Series B	6.500	11-01-39	2,500,000	2,583,975

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Series A, AMT	7.375	09-01-27	2,490,000	2,377,303

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	2,362,650

New Haven Unified School District,
Series B (D)	Zero	08-01-22	14,200,000	6,938,688

Northern California Power Agency,
Ore Transition Project, Series A (D)	7.000	05-01-13	100,000	109,045

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,570,000	1,430,066

Oxnard Community Facilities District: No. 3,
Seabridge	5.000	09-01-35	1,500,000	1,100,430

Paramount Unified School District,
Series B (D)	Zero	09-01-25	4,735,000	1,880,174

Pasadena Certificates of Participation,
Old Pasadena Parking Project	6.250	01-01-18	850,000	981,427

Poway Community Facilities District No: 88-1,
Parkway Business Center	6.750	08-15-15	1,000,000	1,010,750

Rancho Santa Fe Community Services District
No: 01	6.700	09-01-30	1,000,000	995,430

Ripon Redevelopment Agency,
Community Redevelopmet Project (D)	4.750	11-01-36	1,690,000	1,372,956

Riverside County Asset Leasing Corp.,
Series A	6.500	06-01-12	1,000,000	1,065,090

San Bernardino County,
Certificates of Participation, Series B	6.875	08-01-24	350,000	465,129
Medical Center Financing Project (D)	5.500	08-01-17	8,750,000	8,865,500

San Bruno Park School District,
Series B (D)	Zero	08-01-21	1,015,000	536,742
Series B (D)	Zero	08-01-23	1,080,000	495,828

San Diego Redevelopment Agency,
Capital Appreciation, Series B	Zero	09-01-17	1,600,000	952,016
Capital Appreciation, Series B	Zero	09-01-18	1,700,000	932,484
City Heights, Series A	5.800	09-01-28	1,395,000	1,193,018
City Heights, Series A	5.750	09-01-23	1,000,000	889,010

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	13

		Maturity
	Rate	date	Par value	Value
California (continued)

San Diego Unified School District,
Election of 1998,
Series B (D)	5.000%	07-01-25	$2,450,000	$2,507,256
Series A (D)	Zero	07-01-21	2,500,000	1,413,925

San Francisco City & County
Redevelopment Agency,
District No: 6, Series A	6.000	08-01-25	2,500,000	2,489,700
Mission Bay South, Series A	5.150	08-01-35	1,250,000	993,450

San Francisco City & County
Redevelopment Financing Authority,
Mission Bay South, Series D	6.625	08-01-39	1,000,000	1,030,750
San Francisco Redevelopment Projects,
Series B	6.625	08-01-39	700,000	731,878

San Francisco State Building Authority,
Series A	5.000	10-01-13	1,755,000	1,882,957

San Joaquin County,
Certificates of Participation (D)	5.000	11-15-29	2,965,000	2,909,881

San Joaquin Hills Transportation
Corridor Agency,
Toll Road Revenue	Zero	01-01-14	5,000,000	4,648,850
Toll Road Revenue	Zero	01-01-22	6,500,000	4,061,005
Toll Road Revenue, Series A	5.750	01-15-21	5,000,000	4,650,050

San Mateo County Joint Power Authority,
Capital Projects Program (D)	5.000	07-01-21	1,815,000	1,914,643

Santa Ana Financing Authority,
Mainplace Project, Series D	5.600	09-01-19	1,000,000	939,610
Police Admin & Holding Facility, Series A (D)	6.250	07-01-19	1,790,000	2,023,899
Police Admin & Holding Facility, Series A (D)	6.250	07-01-24	10,000,000	10,662,300

Santa Clara County Financing Authority,
Series B (D)	5.500	05-15-17	6,000,000	6,128,700

Santa Fe Springs Community
Development Commission,
Series A (D)	Zero	09-01-20	1,275,000	692,057

Santa Margarita Water District No: 99-1	6.000	09-01-30	500,000	590,205

Santaluz Community Facilities District No: 2	6.375	09-01-30	1,485,000	1,467,150

Southern California Public Power Authority,
Natural Gas Project No: 1, Series A	5.250	11-01-26	2,000,000	1,973,440

State of California,
General Obligation	6.500	04-01-33	5,000,000	5,364,600
General Obligation	5.125	04-01-23	2,000,000	2,026,060
General Obligation	5.125	11-01-24	1,000,000	1,008,000
General Obligation (D)	4.750	04-01-29	6,000,000	5,729,160
General Obligation	5.000	10-01-29	2,000,000	1,907,880

Torrance Hospital Revenue,
Memorial Medical Center, Series A	5.500	06-01-31	2,000,000	2,010,660

Tuolumne Wind Project Authority,
Tuolumne Company Project, Series A	5.625	01-01-29	1,000,000	1,063,920

Vallejo Sanitation & Flood Control District,
Certificates of Participation (D)	5.000	07-01-19	2,324,000	2,378,126

West Covina Redevelopment Agency,
Fashion Plaza	6.000	09-01-22	3,000,000	3,255,600

See notes to financial statements

14	California Tax-Free Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Puerto Rico 10.65%				$29,694,352

Commonwealth of Puerto Rico,
General Obligation	6.500%	07-01-15	$6,000,000	6,723,600
General Obligation, Series A	5.375	07-01-33	1,250,000	1,177,525
General Obligation, Series A	5.000	07-01-23	5,000,000	4,799,650

Puerto Rico Aqueduct & Sewer
Authority, (D)(P)	10.021	07-01-11	7,500,000	8,804,100
Ser A	Zero	07-01-24	1,750,000	1,698,340

Puerto Rico Highway &
Transportation Authority,
Series Z (D)	6.250	07-01-14	3,250,000	3,573,635
Unrefunded, Series A (D)	5.000	07-01-38	190,000	166,507

Puerto Rico Industrial Tourist Education Medical
& Environment Authority,
Hospital De La Concepcion	6.500	11-15-20	500,000	519,325

Puerto Rico Sales Tax Financing Authority,
Capital Appreciation, Series A	Zero	08-01-32	3,000,000	2,231,670

			Par value	Value

Short-Term Investments 1.29%				$3,588,000

(Cost $3,588,000)

Repurchase Agreement 1.29%				3,588,000

Repurchase Agreement with State Street Corp. dated 11-30-09 at
0.05% to be repurchased at $3,588,005 on 12-01-09, collateralized by $3,665,000 U.S. Treasury Bills, 0.00% due 05-13-10 (valued at
$3,663,168, including interest)			$3,588,000	3,588,000

Total investments (Cost $276,859,844)† 98.72%				$275,120,369

Other assets and liabilities, net 1.28%				$3,568,325

Total net assets 100.00%				$278,688,694

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	4.86%
Assured Guarantee Corp.	0.38%
Financial Guaranty Insurance Company	3.19%
Financial Security Assurance, Inc.	7.11%
National Public Finance Guarantee Insurance Corp.	23.47%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $275,436,097. Net unrealized depreciation aggregated $315,728, of which $12,175,847 related to appreciated investment securities and $12,491,575 related to depreciated investment securities.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $276,859,844)	$275,120,369
Cash	761
Receivable for fund shares sold	159,168
Interest receivable	4,139,284
Other receivables and prepaid assets	33,453

Total assets	279,453,035

Liabilities

Distributions payable	528,219
Payable to affiliates
Accounting and legal services fees	4,992
Transfer agent fees	5,619
Distribution and service fees	30,099
Trustees’ fees	1,384
Management fees	126,119
Other liabilities and accrued expenses	67,909

Total liabilities	764,341

Net assets

Capital paid-in	$281,046,495
Undistributed net investment income	138,321
Accumulated net realized loss on investments	(756,647)
Net unrealized depreciation on investments	(1,739,475)

Net assets	$278,688,694

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($253,334,058 ÷ 25,179,234 shares)	$10.06
Class B ($4,949,646 ÷ 491,859 shares)[1]	$10.06
Class C ($20,404,990 ÷ 2,028,016 shares)[1]	$10.06

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.53

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	California Tax-Free Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,045,409

Expenses

Investment management fees (Note 4)	760,015
Distribution and service fees (Note 4)	308,313
Accounting and legal services fees (Note 4)	27,462
Transfer agent fees (Note 4)	68,602
Trustees’ fees (Note 5)	8,645
State registration fees (Note 4)	8,499
Printing and postage fees	8,651
Professional fees	53,710
Custodian fees	36,504
Registration and filing fees	11,718
Other	2,660

Total expenses	1,294,779
Less expense reductions (Note 4)	(1,808)

Net expenses	1,292,971

Net investment income	6,752,438

Realized and unrealized gain (loss)

Net realized gain on investments	9,798
Change in net unrealized appreciation (depreciation) of investments	9,752,994

Net realized and unrealized gain	9,762,792

Increase in net assets from operations	$16,515,230

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	11-30-09[1]	5-31-09[2]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$6,752,438	$10,192,825	$14,264,926
Net realized gain (loss)	9,798	(2,017,380)	219,561
Change in net unrealized
appreciation (depreciation)	9,752,994	(18,907,753)	(7,654,523)

Increase (decrease) in net assets resulting
from operations	16,515,230	(10,732,308)	6,829,964

Distributions to shareholders
From net investment income
Class A	(6,134,916)	(9,586,599)	(13,221,127)
Class B	(113,459)	(251,259)	(437,796)
Class C	(373,445)	(379,274)	(443,676)
From net realized gain
Class A	—	(170,182)	(374,572)
Class B	—	(5,509)	(16,486)
Class C	—	(7,541)	(14,767)

Total distributions	(6,621,820)	(10,400,364)	(14,508,424)

From Fund share transactions (Note 6)	(2,326,845)	(25,258,109)	(3,483,468)

Total increase (decrease)	7,566,565	(46,390,781)	(11,161,928)

Net assets

Beginning of period	271,122,129	317,512,910	328,674,838

End of period	$278,688,694	$271,122,129	$317,512,910

Undistributed net investment income	$138,321	$7,703	$38,879

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

18	California Tax-Free Income Fund | Semiannual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91	$10.60
Net investment income[4]	0.25	0.36	0.47	0.47	0.49	0.51	0.52
Net realized and unrealized gain (loss)
on investments	0.35	(0.65)	(0.25)	(0.32)	(0.15)	0.16	0.30
Total from investment operations	0.60	(0.29)	0.22	0.15	0.34	0.67	0.82
Less distributions
From net investment income	(0.24)	(0.36)	(0.46)	(0.47)	(0.49)	(0.50)	(0.51)
From net realized gain	—	(0.01)	(0.01)	—	—	—	—
Total distributions	(0.24)	(0.37)	(0.47)	(0.47)	(0.49)	(0.50)	(0.51)
Net asset value, end of period	$10.06	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Total return (%)[5]	6.27[6]	(2.63)[6]	2.18	1.34	3.19	6.24	7.84

Ratios and supplemental data

Net assets, end of period (in millions)	$253	$248	$294	$304	$296	$306	$308
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.87[7]	0.91[7,8]	0.81	0.81	0.82	0.86	0.83
Expenses net of fee waivers	0.87[7]	0.91[7,8]	0.81	0.81	0.82	0.86	0.83
Expenses net of fee waivers
and credits	0.87[7]	0.91[7,8]	0.81	0.81	0.82	0.86	0.83
Net investment income	4.99[7]	5.10[7]	4.45	4.33	4.53	4.59	4.72
Portfolio turnover (%)	5	26	22	41	33	13	21

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	19

CLASS B SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04

Per share operating performance

Net asset value, beginning
of period	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91	$10.60
Net investment income[4]	0.20	0.30	0.38	0.38	0.40	0.41	0.42
Net realized and unrealized gain (loss)
on investments	0.36	(0.65)	(0.25)	(0.32)	(0.15)	0.16	0.31
Total from investment operations	0.56	(0.35)	0.13	0.06	0.25	0.57	0.73
Less distributions
From net investment income	(0.20)	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)	(0.42)
From net realized gain	—	(0.01)	(0.01)	—	—	—	—
Total distributions	(0.20)	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)	(0.42)
Net asset value, end of period	$10.06	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Total return (%)[5]	5.82[6]	(3.25)[6]	1.31	0.48	2.32	5.35	6.93

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$7	$10	$15	$24	$32	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.72[7]	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of fee waivers	1.72[7]	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of fee waivers
and credits	1.72[7]	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Net investment income	4.14[7]	4.25[7]	3.59	3.47	3.68	3.75	3.87
Portfolio turnover (%)	5	26	22	41	33	13	21

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements

20	California Tax-Free Income Fund | Semiannual report

CLASS C SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91	$10.60
Net investment income[4]	0.20	0.30	0.38	0.37	0.40	0.41	0.42
Net realized and unrealized gain (loss)
on investments	0.36	(0.65)	(0.25)	(0.31)	(0.15)	0.16	0.31
Total from investment operations	0.56	(0.35)	0.13	0.06	0.25	0.57	0.73
Less distributions
From net investment income	(0.20)	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)	(0.42)
From net realized gain	—	(0.01)	(0.01)	—	—	—	—
Total distributions	(0.20)	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)	(0.42)
Net asset value, end of period	$10.06	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Total return (%)[5]	5.83[6]	(3.25)[6]	1.31	0.48	2.32	5.35	6.93

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$17	$14	$10	$8	$7	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[7]	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of fee waivers	1.70[7]	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of fee waivers
and credits	1.70[7]	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Net investment income	4.14[7]	4.22[7]	3.60	3.47	3.68	3.74	3.87
Portfolio turnover (%)	5	26	22	41	33	13	21

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	21

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique

22	California Tax-Free Income Fund | Semiannual report

is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, total investments for the Fund are Level 2 under the hierarchy discussed above.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/ premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six-months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Semiannual report | California Tax-Free Income Fund	23

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the over-draft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $1,684,651 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward of $1,684,651 expires on May 31, 2017.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the nine-month period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $34,062, tax exempt income $10,183,131 and long-term capital gain $183,171. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $20,361, tax exempt income $14,082,238 and long-term capital gain $405,825. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

24	California Tax-Free Income Fund | Semiannual report

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000, (c) 0.475% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,000,000,000. Prior to October 1, 2009, the Fund paid this fee monthly, equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments for Class A shares and daily payments for Classes B and C shares to the Distributor at an annual rate not to exceed 0.15%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $126,336 with regard to sales of Class A shares. Of this amount, $17,049 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $108,852 was paid as sales commissions to unrelated broker-dealers and $435 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $3,235 and $657 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc.

Semiannual report | California Tax-Free Income Fund	25

(Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all Classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $646.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund and netted against transfer agent expenses. For the year ended November 30, 2009, these fees totaled $1,162.

Class level expenses for the six-month period ended November 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$187,903	$63,645
Class B	28,044	1,448
Class C	92,366	3,509
Total	$308,313	$68,602

Note 5
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

26	California Tax-Free Income Fund | Semiannual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009, the nine-month period ended May 31, 2009 and the year ended August 31, 2008, along with the corresponding dollar value.

	Period ended 11-30-09[1]		Period ended 5-31-09[2]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	1,228,184	$12,028,886	1,934,331	$18,765,416	4,992,318	$52,426,707
Distributions
reinvested	305,806	3,027,770	562,381	5,269,999	734,057	7,695,093
Repurchased	(1,903,567)	(18,696,701)	(5,280,492)	(50,068,901)	(6,016,558)	(63,195,548)
Net decrease	(369,577)	($3,640,045)	(2,783,780)	($26,033,486)	(290,183)	($3,073,748)
Class B shares
Sold	16,233	$163,204	28,461	$269,239	51,446	$549,219
Distributions
reinvested	4,962	48,992	14,704	137,553	24,616	258,404
Repurchased	(204,448)	(2,001,819)	(369,962)	(3,477,887)	(459,249)	(4,853,916)

Net decrease	(183,253)	($1,789,623)	(326,797)	($3,071,095)	(383,187)	($4,046,293)
Class C shares

Sold	391,829	$3,887,811	730,370	$6,917,625	546,964	$5,771,432
Distributions
reinvested	14,646	145,079	24,365	228,155	23,635	247,277
Repurchased	(96,197)	(930,067)	(346,845)	(3,299,308)	(227,092)	(2,382,136)

Net increase	310,278	$3,102,823	407,890	$3,846,472	343,507	$3,636,573
Net decrease	(242,552)	($2,326,845)	(2,702,687)	($25,258,109)	(329,863)	($3,483,468)

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities during the six-month period ended November 30, 2009, aggregated $17,297,055 and $24,081,126, respectively. These amounts include purchases and sales of variable rate demand notes, which amounted to $3,650,000 and $6,350,000, respectively. Other short-term securities are excluded from these amounts.

Semiannual report | California Tax-Free Income Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock California Tax Free Income Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock California Tax-Free Income Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by

28	California Tax-Free Income Fund | Semiannual report

Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Barclays Capital Municipal Bond Index. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and discussed its outlook and recommendations with regard to the Fund’s performance.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Peer Group and Category medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that Fund’s Net Expense Ratio was inline with the Peer Group and Category medians. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and inline with the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are

Semiannual report | California Tax-Free Income Fund	29

reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 30–September 1, 2009 Meeting

At a meeting held on August 30–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

30	California Tax-Free Income Fund | Semiannual report

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
  Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | California Tax-Free Income Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	530SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 25, 2010

By: /s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 25, 2010